Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 13 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements, principally for office space. In addition, in 2013 and 2015, the Company entered into new framework agreements for non-cancelable operating leases for vehicles for periods of 36 months.

As of December 31, 2016, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars

2017	1,422
2018	1,156
2019	677
Thereafter	456

3,711

Aggregate office rent expenses amounted to $966, $966, and $845 in 2016, 2015 and 2014, respectively.

B.	Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars
2014	1,361	344	(164)	(15)	1,526
2015	1,526	215	(141)	(8)	1,592
2016	1,592	158	(392)	-	1,358

C.	Litigation

1.
On July 14, 2005, Rudolph filed a lawsuit against the Company in the United States District Court for the District of Minnesota (the "Court"). This suit alleged that the Company's Falcon inspection system infringed Rudolph's U.S. Patent No. 6,826,298 (the "'298 Patent") and sought injunctive relief and damages. After the entry of a jury verdict in Rudolph’s favor and two appeals to the Federal Circuit Court of Appeals, judgment was eventually entered in favor of Rudolph on February 3, 2016 for approximately $14.5 million in damages and plus interest, together amounting to approximately $14.6 million. An injunction also issued preventing the Company from selling the Falcon or colorable imitations of it in the United States. The Company has not sold the Falcon in the United States for a number of years.

In August 2016 the abovementioned amount of approximately $14.6 million was paid to Rudolph, by forfeiture of a bond that had been posted on the Company’s behalf for the appeal, and a satisfaction of judgment was filed. In connection with such satisfaction of judgment, the Israeli tax authorities contacted the Company regarding a deduction of tax at source in the amount of approximately $2.4 million. Based on the advice of its professional consultants, the Company maintains its position that no tax deduction at source was required in connection with the forfeiture of bond, and is in the process of discussing the issue with applicable Israeli tax authorities. No tax assessment was issued by the tax authorities on the matter.

2.
After the first jury verdict in the ‘298 case, Rudolph filed suit in the District of Minnesota alleging that Camtek’s Condor and Gannett inspection products infringed U.S. Patent 7,779,528 (the "'528 Patent") relating to semiconductor wafer inspection technology similar to that described in the ‘298 patent.   The Company filed a inter partes reexamination request with the U.S Patent and Trademark Office (the "PTO") seeking reexamination of the '528 Patent. The PTO granted the reexamination request on 18 of the 53 claims.  During the proceedings the PTO found the 18 claims invalid.  The Federal Circuit recently affirmed the finding of invalidity on 15 of the 18 claims. The District court litigation had been stayed at regular three-month intervals pending the outcome of the PTO proceedings. Following the conclusion of the reexamination proceedings, the stay was not renewed on March 1, 2017. The Company is presently unable to estimate the possible range of loss in this case and the effect on the Company’s activities and results of operation (if any) and intends to vigorously defend the matter.

3.
On March 2015, Rudolph initiated a new lawsuit against the Company in the District Court alleging that the Eagle product infringes the '298 Patent in the United States. Rudolph sought a preliminary injunction which was denied. The parties have completed both fact and expert discovery and have numerous summary judgement and evidentiary motions set for hearing in May 2017. Rudolph is seeking lost profits and/ or reasonable royalty damages for Eagle systems sold by the Company in the United States, along with interest and a possible multiplier of up to three times for willful infringement. The Company is vigorously defending this suit and believes that it does not infringe either asserted claim.

D.	Agreement with Bank Leumi L’Israel (“BLL”)

In 2010, the Company was required to secure its obligations to BLL by a lien on its facility in Israel and a floating charge on its assets. Despite the completion of these obligations, these securities are still in place in order to facilitate the possibility of future credit.

In 2016, BLL provided a guarantee to the Israeli Ministry of Economy on behalf of the Company in the amount of NIS 50,000 in respect of construction carried out on land belonging to the Israel Land Authority.

E.	Agreement with Bank Mizrahi

In July 2011 the Company signed an agreement with Bank Mizrahi for a credit facility. The Company’s obligations to the Bank were secured by a lien on its facility in Israel and a floating charge on its assets.

As of December 31, 2016 the credit facility has not been utilized.

In connection with the issuance of the appeal bond, in March 2015 the Company signed a further agreement with Bank Mizrahi, according to which the bank provided a bank guarantee in the amount of $15,750 in order to support the appeal bond, which was issued by a surety company in the United States. The Company’s obligations to the bank were secured by a lien on its facility in Israel, restricted deposits in the amount of approximately $7,875 and a floating charge on its assets. Following the payment to Rudolph in August 2016, the bank guarantee and the restricted deposits were removed.  In addition, the Company signed a covenant agreement with the bank which requires it to comply with certain financial covenants. As of December 31, 2016, the Company was in full compliance with the financial covenants.

F.             Chief Scientist

Through its acquisition of Printar, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the Chief Scientist (OCS) at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, bearing interest at the rate of LIBOR.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2016, the amount of non-repaid grants received including interest accrued in respect of Printar amounted to $6,503 (December 31, 2015 - $6,256). The liabilities to the OCS were initially recorded at fair value as part of the purchase price allocation related to the acquisition of Printar. In August 2016, pursuant to the Company’s decision to cease supporting the Gryphon system and to develop the next generation of digital printer, the Company does not expect any payments will be made in respect of the foregoing Printar related grants and accordingly all the liabilities to the OCS were written off. (December 31, 2015 - $4,130). (See Note 12 – Other long-term liabilities).

In 2009 and 2010, the Company received further grants in the amount of $598 ($648 including accrued interest) from the OCS in connection with the research and development activities related to the Printar acquisition.

G.            Dispute with Chief Scientist

A dispute has arisen between the Company and the OCS in Israel regarding the royalty rate to be paid in respect of certain of the Company’s products, the manufacturing and assembly of which has been moved to a foreign subsidiary.

Management, based on an opinion of its legal advisors, believes that the probability of an unfavorable resolution to this dispute is less than 50%. Accordingly, no accrual has been recorded in the financial statements in respect of this matter.

H.            Outstanding Purchase Orders

As of December 31, 2016, the Company has purchase orders of $10,191 (2015 - $8,959) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.